Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593	55.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35000%	June 15, 2016
Class A-2a Notes	$325,000,000.00	0.720%	March 15, 2018
Class A-2b Notes	$265,000,000.00	0.765%	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.160%	November 15, 2019
Class A-4 Notes	$132,590,000.00	1.580%	August 15, 2020
Class B Notes	$55,270,000.00	2.040%	October 15, 2020
Class C Notes	$36,850,000.00	2.210%	January 15, 2021
Class D Notes	$36,850,000.00	2.710%	November 15, 2021
Total	$1,879,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,753,499.64

Principal:
Principal Collections	$25,984,259.45
Prepayments in Full	$12,631,447.48
Liquidation Proceeds	$560,226.61
Recoveries	$64,963.58
Sub Total	$39,240,897.12
Collections	$41,994,396.76

Purchase Amounts:
Purchase Amounts Related to Principal	$324,147.74
Purchase Amounts Related to Interest	$1,776.98
Sub Total	$325,924.72

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,320,321.48

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	18
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$42,320,321.48
Servicing Fee	$805,435.00	$805,435.00	$0.00	$0.00	$41,514,886.48
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,514,886.48
Interest - Class A-2a Notes	$20,872.59	$20,872.59	$0.00	$0.00	$41,494,013.89
Interest - Class A-2b Notes	$17,470.07	$17,470.07	$0.00	$0.00	$41,476,543.82
Interest - Class A-3 Notes	$568,206.67	$568,206.67	$0.00	$0.00	$40,908,337.15
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$40,733,760.32
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,733,760.32
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$40,639,801.32
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,639,801.32
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$40,571,935.90
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,571,935.90
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$40,488,716.32
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,488,716.32
Regular Principal Payment	$37,181,035.54	$37,181,035.54	$0.00	$0.00	$3,307,680.78
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,307,680.78
Residual Released to Depositor	$0.00	$3,307,680.78	$0.00	$0.00	$0.00
Total		$42,320,321.48

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$37,181,035.54
Total					$37,181,035.54
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$20,481,078.90	$63.02	$20,872.59	$0.06	$20,501,951.49	$63.08
Class A-2b Notes	$16,699,956.64	$63.02	$17,470.07	$0.07	$16,717,426.71	$63.09
Class A-3 Notes	$0.00	$0.00	$568,206.67	$0.97	$568,206.67	$0.97
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$37,181,035.54	$19.78	$1,026,170.16	$0.55	$38,207,205.70	$20.33

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$34,787,653.68	0.1070389	$14,306,574.78	0.0440202
Class A-2b Notes	$28,365,317.62	0.1070389	$11,665,360.98	0.0440202
Class A-3 Notes	$587,800,000.00	1.0000000	$587,800,000.00	1.0000000
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$912,512,971.30	0.4855445	$875,331,935.76	0.4657607

Pool Information
Weighted Average APR	3.529%	3.523%
Weighted Average Remaining Term	41.21	40.38
Number of Receivables Outstanding	55,751	54,566
Pool Balance	$966,521,996.82	$926,387,374.70
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$917,303,810.69	$879,520,755.82
Pool Factor	0.4978484	0.4771754

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$13,895,810.62
Yield Supplement Overcollateralization Amount	$46,866,618.88
Targeted Overcollateralization Amount	$51,055,438.94
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$51,055,438.94

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	18
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		140	$634,540.84
(Recoveries)		79	$64,963.58
Net Loss for Current Collection Period			$569,577.26
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7072%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7017%
Second Prior Collection Period			0.5363%
Prior Collection Period			0.6056%
Current Collection Period			0.7222%
Four Month Average (Current and Prior Three Collection Periods)			0.6414%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,077	$7,732,559.94
(Cumulative Recoveries)			$671,618.35
Cumulative Net Loss for All Collection Periods			$7,060,941.59
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3637%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,513.02
Average Net Loss for Receivables that have experienced a Realized Loss			$2,294.75

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.56%	721	$14,466,949.86
61-90 Days Delinquent	0.22%	90	$2,007,963.83
91-120 Days Delinquent	0.05%	18	$438,675.70
Over 120 Days Delinquent	0.09%	35	$802,939.91
Total Delinquent Receivables	1.91%	864	$17,716,529.30

Repossession Inventory:
Repossessed in the Current Collection Period		57	$1,284,002.43
Total Repossessed Inventory		83	$2,047,329.80

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2416%
Prior Collection Period			0.2439%
Current Collection Period			0.2621%
Three Month Average			0.2492%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	18

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer